Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA INCOME FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000795307
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2011
U.S. Government Securities (Prospectus Summary) | U.S. Government Securities | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGTAX
U.S. Government Securities (Prospectus Summary) | U.S. Government Securities | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGTBX
U.S. Government Securities (Prospectus Summary) | U.S. Government Securities | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NASBX
GNMA Securities (Prospectus Summary) | GNMA Securities | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNMAX
GNMA Securities (Prospectus Summary) | GNMA Securities | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNMBX
GNMA Securities (Prospectus Summary) | GNMA Securities | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNMTX
Strategic Bond (Prospectus Summary) | Strategic Bond | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDIAX
Strategic Bond (Prospectus Summary) | Strategic Bond | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDIBX
Strategic Bond (Prospectus Summary) | Strategic Bond | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAICX
High Yield Bond (Prospectus Summary) | High Yield Bond | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHNAX
High Yield Bond (Prospectus Summary) | High Yield Bond | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHNBX
High Yield Bond (Prospectus Summary) | High Yield Bond | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHNCX
Tax Exempt Insured (Prospectus Summary) | Tax Exempt Insured | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STEAX
Tax Exempt Insured (Prospectus Summary) | Tax Exempt Insured | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STEBX
Tax Exempt Insured (Prospectus Summary) | Tax Exempt Insured | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NNMCX